Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 24,776	$ 17,914	$ 16,708
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments, net	(8,217)	10,134	(1,006)
Unrealized losses from available-for-sale securities	(36)	(4)	(11)
(Gain) loss reclassified into earnings from marketable securities		(94)	16
Total other comprehensive (loss), net of tax	(8,253)	10,036	(1,001)
Total comprehensive income	16,523	27,950	15,707
Comprehensive income attributable to redeemable non-controlling interests	1,649	4,007	4,211
Comprehensive income attributable to non-controlling interests	1,200	990	322
Comprehensive income attributable to Magic Software Enterprises' shareholders	$ 13,674	$ 22,953	$ 11,174